Label	Element	Value
Amplify Samsung SOFR ETF | SOF REPO 04/02/26 3.72% [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	33.90%
Amplify Samsung SOFR ETF | SOF REPO 04/01/26 3.73% [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	32.30%
Amplify Samsung SOFR ETF | SOF REPO 04/01/26 3.72% [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	19.40%
Amplify Samsung SOFR ETF | SOF REPO 04/01/26 3.72% [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	14.50%
Amplify Samsung SOFR ETF | Invesco Government & Agency Portfolio - Institutional Class [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%